Financial Risk Management (Details 2) - Trade receivables - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Trade receivables - gross carrying amount		$ 144,343	$ 146,627
Provision for loss allowance		(26,027)	(16,684)
Trade receivables, net		118,316	129,943
Not due
Disclosure of detailed information about financial instruments [line items]
Trade receivables - gross carrying amount		60,977	34,926
Provision for loss allowance		0	0
Trade receivables, net		60,977	34,926
Past due 0-30 days
Disclosure of detailed information about financial instruments [line items]
Trade receivables - gross carrying amount		$ 25,477	$ 67,661
Expected loss rate	[1]	4.00%	2.00%
Provision for loss allowance		$ (999)	$ (1,106)
Trade receivables, net		24,478	66,555
Past due 30-60 days
Disclosure of detailed information about financial instruments [line items]
Trade receivables - gross carrying amount		$ 6,962	$ 12,774
Expected loss rate	[1]	10.00%	2.00%
Provision for loss allowance		$ (723)	$ (245)
Trade receivables, net		6,239	12,529
Past due 60-90 days
Disclosure of detailed information about financial instruments [line items]
Trade receivables - gross carrying amount		$ 5,141	$ 3,343
Expected loss rate	[1]	25.00%	10.00%
Provision for loss allowance		$ (1,290)	$ (346)
Trade receivables, net		3,851	2,997
Past due 90-180 days
Disclosure of detailed information about financial instruments [line items]
Trade receivables - gross carrying amount		$ 9,775	$ 5,406
Expected loss rate	[1]	22.00%	22.00%
Provision for loss allowance		$ (2,181)	$ (1,191)
Trade receivables, net		7,594	4,215
Past due > 180 days
Disclosure of detailed information about financial instruments [line items]
Trade receivables - gross carrying amount		$ 36,011	$ 22,517
Expected loss rate	[1]	58.00%	61.00%
Provision for loss allowance		$ (20,834)	$ (13,796)
Trade receivables, net		$ 15,177	$ 8,721

[1]	Average expected loss rate